Regulatory Requirements	12 Months Ended
Dec. 31, 2021
Brokers and Dealers [Abstract]
Regulatory Requirements
Note 7—Regulatory Requirements
The Company has a number of consolidated subsidiaries registered as broker-dealers with regulatory agencies in their respective countries, including the Securities and Exchange Commission (“SEC”), the Financial Industry Regulatory Authority (FINRA), the Investment Industry Regulatory Organization of Canada (IIROC), the Financial Conduct Authority (FCA) of the United Kingdom (the “UK”) and the Autorité de contrôle prudentiel et de resolution (ACPR) of France. These subsidiaries are subject to various minimum net capital requirements as outlined below. None of the SEC regulated subsidiaries hold funds or securities for, or owe money or securities to, clients or carry accounts of or for clients, and as such are all exempt from the SEC Customer Protection Rule (Rule 15c3-3). As of December 31, 2021 and 2020, all regulated subsidiaries were in excess of their applicable capital requirements.
As a result of the minimum capital requirements and various regulations on these broker dealers, a portion of the capital of each subsidiary of the Company is restricted and may be unavailable to pay its creditors.